iShares®

iShares Trust

Supplement dated February 16, 2007

to the Prospectus dated August 1, 2006 (as revised September 12, 2006)

for the iShares S&P Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P Series.

Effective February 16, 2007, the iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund transferred their primary listing to the New York Stock Exchange and are no longer listed on the American Stock Exchange.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-028-02007

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated February 16, 2007

to the Prospectus dated December 1, 2006

for the iShares Goldman Sachs Series and the iShares MSCI EAFE Series (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Goldman Sachs Series and the iShares MSCI EAFE Series.

Effective February 16, 2007, the iShares Goldman Sachs Networking Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Semiconductor Index Fund, iShares Goldman Sachs Software Index Fund, iShares Goldman Sachs Technology Index Fund and iShares MSCI EAFE Index Fund transferred their primary listing to the New York Stock Exchange and are no longer listed on the American Stock Exchange.

The third paragraph on the last page of text preceding page i is hereby deleted and replaced by the following:

The Trust is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange (“NYSE”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

The fifth paragraph under the heading entitled “Buying and Selling Shares” on page 31 is hereby deleted and replaced by the following:

The Funds described in this Prospectus are listed on the NYSE. The NYSE is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The “Disclaimers” section beginning on page 46 is replaced by the following information:

The iShares Goldman Sachs Index Funds are not sponsored, endorsed, sold, or promoted by Goldman Sachs. Goldman Sachs makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust, in the iShares Goldman Sachs Index Funds particularly, or the ability of the Goldman Sachs Indices to track general stock market performance. Goldman Sachs’ only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Goldman Sachs and of the Goldman Sachs Indices, which are determined and composed by Goldman Sachs and calculated by Goldman Sachs or its agents without regard to the Trust, BGI or BGFA. Goldman Sachs has no obligation to take the needs of BGFA, BGI or the owners of shares into consideration in determining, composing, or calculating the Goldman Sachs Indices. Goldman Sachs is not responsible for and has not participated in the determination of the prices and amount of shares to be listed, or the timing of the issuance or sale of shares or in the determination or calculation of the equation by which shares are to be converted into cash. Goldman Sachs has no obligation or liability in connection with the administration, or the marketing or trading of shares. Goldman Sachs does not guarantee the accuracy and/or the completeness of the Goldman Sachs Indices or any data included therein and Goldman Sachs shall have no liability for any errors, omissions, or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of shares of the Trust, or any other person or entity from the use of the Goldman Sachs Indices or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Goldman Sachs Indices or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), resulting from the use of the Goldman Sachs Indices or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI EAFE Index Funds are not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in the iShares MSCI EAFE Index Funds particularly or the ability of the Underlying Indices to track general stock market performance. MSCI’s only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks and trade names of MSCI and of the MSCI EAFE Indices which is determined, composed and calculated by MSCI without regard to the Trust, BGI, BGFA or the iShares MSCI EAFE Index Funds. MSCI has no obligation to take the needs of BGFA, BGI or the owners of shares of the Trust into consideration in determining, composing or calculating the MSCI EAFE Indices. MSCI is not responsible for and has not participated in the determination of the prices and amount of the iShares MSCI EAFE Index Funds or the timing of the issuance or sale of the iShares MSCI EAFE Index Funds or in the determination or calculation of the equation by which shares of the iShares MSCI EAFE Index Funds are to be converted into cash. MSCI has no obligation or liability in connection with the administration, marketing, or trading of the iShares MSCI EAFE Index Funds. MSCI does not guarantee the accuracy and/or the completeness of the MSCI EAFE Indices or any data included therein and MSCI shall have no liability for any errors, omissions, or interruptions therein. MSCI makes no warranty, express or implied, as to results to be obtained by BGI, owners of shares of the iShares MSCI EAFE Index Funds, or any other person or entity from the use of the MSCI EAFE Indices or any data included therein. MSCI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI EAFE Indices or any data included therein. Without limiting any of the foregoing, in no event shall MSCI have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the MSCI EAFE Indices or any data included therein, even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE or its affiliates. Neither the NYSE nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Standard & Poor’s Indices identified herein is determined, composed and calculated by Standard & Poor’s without regard to the shares of any Fund. The NYSE and its affiliates are not responsible for, and have not participated in, the determination of the compilation or the calculation of the Standard & Poor’s Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE and its affiliates have no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE and its affiliates do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE and its affiliates make no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE and its affiliates make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-02007

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE